Derivative Instruments And Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Combined Fair Value of Derivatives

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2016 and December 31, 2015 is summarized below:

($ in Thousands)	March 31, 2016	December 31, 2015
Short-Term Derivative Assets:
Crude Oil – Collars	$662	$1,078
Crude Oil – Deferred Put Spread	42	852
Crude Oil – Three-Way Collars	616	577
NGL – Swaps	6,579	10,250
Natural Gas – Swaps	10,576	9,010
Natural Gas – Cap Swaps	1,638	1,977
Natural Gas – Basis Swaps	—	70
Natural Gas – Three-Way Collars	6,326	6,183
Natural Gas – Collars	973	1,728
Natural Gas – Swaption	792	798
Natural Gas – Put Spread	808	1,737

Total Short-Term Derivative Assets	$29,012	$34,260

Long-Term Derivative Assets:
NGL – Swaps	$185	$344
Natural Gas – Cap Swaps	1,855	2,294
Natural Gas – Swaps	1,580	1,593
Natural Gas – Basis Swaps	—	195
Natural Gas – Three-Way Collars	4,840	5,108

Total Long-Term Derivative Assets	$8,460	$9,534

Total Derivative Assets	$37,472	$43,794

Short-Term Derivative Liabilities:
Crude Oil – Three-Way Collars	(276)	—
NGL – Swaps	(490)	—
Refined Product – Swaps	(278)	(376)
Natural Gas – Three-Way Collars	—	(31)
Natural Gas – Basis Swaps	(2,280)	(1,585)
Natural Gas – Call	(189)	—
Natural Gas – Swaption	(46)	(202)
Natural Gas – Swaps	(9)	(292)
Natural Gas – Cap Swaps	(190)	—

Total Short – Term Derivative Liabilities	$(3,758)	$(2,486)

Long-Term Derivative Liabilities:
NGL – Swaps	(400)	—
Natural Gas – Swaption	(433)	(297)
Natural Gas – Basis Swaps	(4,993)	(4,186)
Natural Gas – Call	(892)	(989)
Natural Gas – Cap Swaps	(190)	—
Natural Gas – Three-Way Collars	—	(84)

Total Long-Term Derivative Liabilities	$(6,908)	$(5,556)

Total Derivative Liabilities	$(10,666)	$(8,042)

The combined fair value of our derivatives included in our Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014 is summarized below.

($ in Thousands)	December 31, 2015	December 31, 2014
Short-Term Derivative Assets:
Crude Oil – Collars	$1,078	$—
Crude Oil – Call Protected Swap	—	1,227
Crude Oil – Deferred Put Spread	852	1,413
Crude Oil – Three-Way Collars	577	4,596
NGL – Swaps	10,250	6,181
Natural Gas – Swaps	9,010	4,522
Natural Gas – Cap Swaps	1,977	3,430
Natural Gas – Basis Swaps	70	2,815
Natural Gas – Three-Way Collars	6,183	5,081
Natural Gas – Collars	1,728	—
Natural Gas – Swaption	798	—
Natural Gas – Put Spread	1,737	—

Total Short-Term Derivative Assets	$34,260	$29,265

Long-Term Derivative Assets:
NGL – Swaps	$344	$—
Natural Gas – Cap Swaps	2,294	1,617
Natural Gas – Swaps	1,593	1,554
Natural Gas – Basis Swaps	195	—
Natural Gas – Three-Way Collars	5,108	1,733

Total Long-Term Derivative Assets	$9,534	$4,904

Total Derivative Assets	$43,794	$34,169

Short-Term Derivative Liabilities:
Refined Product – Swaps	(376)	—
Natural Gas – Three-Way Collars	(31)	—
Natural Gas – Basis Swaps	(1,585)	(193)
Natural Gas – Call	—	(74)
Natural Gas – Swaption	(202)	(154)
Natural Gas – Swaps	(292)	—

Total Short – Term Derivative Liabilities	$(2,486)	$(421)

Long-Term Derivative Liabilities:
Natural Gas – Swaption	(297)	—
Natural Gas – Basis Swaps	(4,186)	(1,281)
Natural Gas – Call	(989)	(1,096)
Natural Gas – Three-Way Collars	(84)	—

Total Long-Term Derivative Liabilities	$(5,556)	$(2,377)

Total Derivative Liabilities	$(8,042)	$(2,798)

Significant Unobservable Inputs Used in Fair Value Measurements of Natural Gas Basis Swaps

The significant unobservable inputs and the range and weighted average of these inputs used in the fair value measurements of our natural gas basis swaps as of March 31, 2016 and December 31, 2015 are included in the table below.

	As of March 31, 2016
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.30) – ($1.02)	$(0.85)	$(6,247)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.09) – ($0.13)	$(0.13)	$(1,026)

	As of December 31, 2015
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.27) – ($1.08)	$(0.74)	$(5,468)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.05) – ($0.17)	$(0.12)	$(38)

The significant unobservable inputs and the range and weighted average of these inputs used in the fair value measurements of our natural gas basis swaps as of December 31, 2015 and 2014 are included in the table below.

	As of December 31, 2015
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve – Dominion South	($0.27) – ($1.08)	$(0.74)	$(5,468)
Natural Gas Basis Differential Forward Curve – Texas Gas	($0.05) – ($0.17)	$(0.12)	$(38)

	As of December 31, 2014
	Range (price per Mcf)	Weighted Average (price per Mcf)	Fair Value (in thousands)
Natural Gas Basis Differential Forward Curve	($0.27) – ($1.39)	$(0.84)	$1,341

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value

The following table presents the fair value hierarchy table for assets and liabilities measured at fair value:

		Fair Value Measurements at March 31, 2016 Using:
($ in Thousands)	Total Carrying Value as of March 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$26,806	$—	$34,079	$(7,273)

		Fair Value Measurements at December 31, 2015 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$35,752	$—	$41,258	$(5,506)

The following table presents the fair value hierarchy table for assets and liabilities measured at fair value:

		Fair Value Measurements at December 31, 2015 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$35,752	$—	$41,258	$(5,506)

		Fair Value Measurements at December 31, 2014 Using:
($ in Thousands)	Total Carrying Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives	$31,371	$—	$30,030	$1,341

Reconciliation of Commodity Derivative Contracts Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below sets forth a reconciliation of our commodity derivative contracts at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2016 and 2015:

	Three Months Ended March 31,
($ in Thousands)	2016	2015
Beginning Balance of Level 3	$(5,506)	$1,341
Changes in Fair Value	(2,037)	(1,955)
Purchases	—	—
Settlements Received	270	409

Ending Balance of Level 3	$(7,273)	$(205)

The table below sets forth a reconciliation of our commodity derivative contracts at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2015 and 2014 (in thousands):

	For the Year Ended December 31,
($ in Thousands)	2015	2014
Beginning Balance of Level 3	$1,341	$4,323
Changes in Fair Value	(2,548)	(1,670)
Purchases	—	—
Settlements Received	(4,299)	(1,312)

Ending Balance of Level 3	$(5,506)	$1,341

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2016		December 31, 2015
($ in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Notes, Net of Issuance Costs	$657,511	$78,715	$663,089	$137,402
Secured Line of Credit	152,794	152,794	109,396	109,396
Capital Leases and Other Obligations	434	427	618	606

Total	$810,739	$231,936	$773,103	$247,404

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	December 31, 2015		December 31, 2014
($ in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$350,000	$77,000	$350,000	$311,955
6.25% Senior Notes due 2022	325,000	72,313	325,000	241,313
Secured Lines of Credit	111,500	111,500	—	—
Capital Leases and Other Obligations	618	606	1,427	1,393

Total	$787,118	$261,419	$676,427	$554,661

Schedule of Location and Amounts of Gains and Losses on Derivative Instruments

The following table summarizes the location and amounts of gains and losses on our derivative instruments from continuing operations, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013:

	For the Year Ended December 31,
($ in Thousands)	2015	2014	2013
Oil	$7,132	$8,613	$(2,798)
Natural Gas	37,647	18,406	1,807
NGLs	14,463	10,340	(1,711)
Interest Rate	934	1,517	(206)

Gain (Loss) on Derivatives, Net	$60,176	$38,876	$(2,908)

Asset or Liability Financial Commodity Derivative Instrument Positions

The fair value associated with our derivative instruments was a net asset of $35.8 million as of December 31, 2015, and a net asset of $31.4 million at December 31, 2014. Our open asset/(liability) financial commodity derivative instrument positions at December 31, 2015 consisted of the following:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2016 – Deferred Put Spreads	120,000 Bbls	$50.00	$65.00	$—	$—	$852
2016 – Collars	379,500 Bbls	—	39.17	52.67	—	1,078
2016 – Three-Way Collars	45,000 Bbls	50.00	65.00	70.00	—	577

	544,500 Bbls					$2,507
Natural Gas
2016 – Swaps	12,900,000 Mcf	$—	$—	$—	$3.19	$8,717
2016 – Swaptions	1,200,000 Mcf	—	—	—	3.15	596
2016 – Cap Swaps	3,600,000 Mcf	3.45	—	—	4.11	1,977
2016 – Three-Way Collars	18,570,000 Mcf	2.34	3.04	3.86	—	5,941
2016 – Put Spread	4,500,000 Mcf	2.93	3.59	—	—	1,737
2016 – Basis Swaps – Dominion South	16,630,000 Mcf	—	—	—	(0.94)	(1,634)
2016 – Collars	3,900,000 Mcf	—	2.82	3.32	—	1,728
2017 – Swaps	960,000 Mcf	—	—	—	3.60	797
2017 – Swaptions	0 Mcf	—	—	—	—	(297)
2017 – Cap Swaps	2,100,000 Mcf	3.34	—	—	4.07	1,225
2017 – Three-Way Collars	16,300,000 Mcf	2.33	3.02	3.89	—	4,319
2017 – Basis Swaps – Dominion South	4,550,000 Mcf	—	—	—	(0.83)	(665)
2017 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(19)
2017 – Calls	3,000,000 Mcf	—	—	3.64	—	(380)
2018 – Swaps	960,000 Mcf	—	—	—	3.60	797
2018 – Cap Swaps	1,800,000 Mcf	3.30	—	—	4.05	1,069
2018 – Three-Way Collars	7,875,000 Mcf	2.29	2.88	3.56	—	916
2018 – Calls	5,810,000 Mcf	—	—	3.97	—	(609)
2018 – Basis Swaps – Dominion South	6,400,000 Mcf	—	—	—	(0.83)	(960)
2018 – Basis Swaps – Texas Gas	14,600,000 Mcf	—	—	—	(0.13)	(19)
2019 – Basis Swaps – Dominion South	7,300,000 Mcf	—	—	—	(0.83)	(1,103)
2020 – Basis Swaps – Dominion South	7,320,000 Mcf	—	—	—	(0.83)	(1,106)

	154,875,000 Mcf					$23,027

NGLs
2016 C3 + NGL Swaps	1,131,000 Bbls	$—	$—	$—	$32.76	$9,888
2016 Ethane Swaps	240,000 Bbls	—	—	—	8.82	362
2017 C3 + NGL Swaps	180,000 Bbls	—	—	—	21.42	344

	1,551,000 Bbls					$10,594
Refined Product (Heating Oil)
2016 – Swaps	12,000 Bbls	$—	$—	$—	$84.00	$(376)

	12,000 Bbls					$(376)